Document and Entity Information	Oct. 23, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001393818
Document Type	8-K/A
Document Period End Date	Oct. 23, 2025
Entity Registrant Name	Blackstone Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33551
Entity Tax Identification Number	20-8875684
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Blackstone Inc. (the “Company”) on October 23, 2025 (the “Original 8-K”) is being filed to correct a financial printer edgarization error in the copy of the Company’s earnings presentation furnished as Exhibit 99.1 to the Original 8-K (the “EDGAR Copy”). Due to the error, one figure in the EDGAR Copy did not conform to the actual earnings presentation as posted on October 23, 2025 in the “Overview” and “Events” sections of the Shareholders page on the Company’s website (the “Earnings Presentation”). More specifically, as accurately reflected in the Earnings Presentation, the Net Realizations of our Private Equity segment for the quarter ended September 30, 2025 were $380.1 million (as opposed to $280.1 million reflected on page 11 in the EDGAR Copy). There were no other discrepancies between the EDGAR Copy and the Earnings Presentation. The purpose of this Amendment is to correct the error in the EDGAR Copy. There are no other changes to the Original 8-K.